BASIS OF PRESENTATION (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
BASIS OF PRESENTATION
Reverse Stock Split

Reverse Stock Split

Immediately following the close of trading on April 22, 2019, the Company effected a one-for-fifty reverse stock split of its common stock.  With the reverse stock split, every fifty shares of the Company’s issued and outstanding common stock were combined into one issued and outstanding share of common stock.  The reverse stock split reduced the number of shares outstanding from approximately 74.7 million shares to approximately 1.5 million shares.  The reverse stock split did not have any effect on the par value of the Company’s common stock.  No fractional shares were issued as a result of the reverse stock split.  Any fractional shares that would have resulted were settled in cash.  All share data herein has been retroactively adjusted for the reverse stock split.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, “Leases (Topic 842),” which supersedes existing guidance for lease accounting. This new standard requires lessees to recognize leases on their balance sheets, and leaves lessor accounting largely unchanged. The new standard requires a dual approach for lessee accounting under which a lessee accounts for leases as finance leases or operating leases with the recognition of a right-of-use asset and a corresponding lease liability. For finance leases, the lessee recognizes interest expense and amortization of the right-of-use asset, and for operating leases, the lessee recognizes straight-line lease expense. The new lease accounting standard along with the clarifying amendments subsequently issued by the FASB, collectively became effective for the Company on January 1, 2019. The Company adopted the new lease accounting standard by applying the new lease guidance at the adoption date on January 1, 2019, and as allowed under the transition relief provided in ASU 2018-11, elected not to restate comparative periods. In addition, we elected the package of practical expedients for our existing leases as permitted under the transition guidance within the new standard and did not reassess (1) lease classification for existing leases, (2) whether existing contracts contained leases, (3) if any indirect costs were incurred, and (4) whether existing land easements should be accounted for as leases. As of January 1, 2019, in connection with the adoption of the new lease accounting standard, the Company recorded a right-of-use lease asset totaling $0.6 million with a corresponding lease liability totaling $0.6 million. Refer to Note 14 for further details on our adoption of the new lease accounting standard.

Recently Adopted Accounting Pronouncements

In January 2017, the FASB issued Accounting Standards Update No. 2017-01 (ASU 2017-01), Business Combinations: Clarifying the Definition of a Business, which clarifies the definition of a business when determining whether a company has acquired or sold a business. The ASU applies to all entities and is effective for annual periods ending after December 15, 2017, and interim periods thereafter, with early adoption permitted under certain circumstances. The Company utilized the updated “Definition of a Business” in ASC 805 for the Alabama Graphite acquisition and determined that the transaction should be recorded as an asset acquisition under ASC 360.

In May 2014, the FASB issued Accounting Standards Update (“ASU” 2014-09, “Revenue from Contracts with Customers (Topic 606).” The amendments in ASU 2014-09 affect any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of non-financial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance, and creates a Topic 606, Revenue from Contracts with Customers. The core principal of the guidance is that an entity should recognize revenue to depict the transfer of the promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company adopted ASU 2014-09 “Topic 606” on January 1, 2018 with no impact as the Company currently has no customer contracts or recognized revenue in 2018 or 2017.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In June 2016, the FASB issued ASU 2016‑13, “Measurement of Credit Losses on Financial Instruments”. ASU 2016‑13 will change how companies account for credit losses for most financial assets and certain other instruments. For trade receivables, loans and held-to-maturity debt securities, companies will be required to estimate lifetime expected credit losses and recognize an allowance against the related instruments. For available for sale debt securities, companies will be required to recognize an allowance for credit losses rather than reducing the carrying value of the asset. The adoption of this update, if applicable, will result in earlier recognition of losses and impairments.

In November 2018, the FASB issued ASU 2018‑19, “Codification Improvements to ASC 326, Financial Instruments – Credit Losses.” ASU 2016‑13 introduced an expected credit loss methodology for the impairment of financial assets measured at amortized cost basis. That methodology replaces the probable, incurred loss model for those assets. ASU 2018‑19 is the final version of Proposed Accounting Standards Update 2018‑270, which has been deleted. Additionally, the amendments clarify that receivables arising from operating leases are not within the scope of Subtopic 326‑20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with ASC 842, Leases.

These updates are effective for fiscal years beginning after December 15, 2019, and the Company is currently evaluating ASU 2016‑13 and 2018‑19 and the potential impact of adopting this guidance on its financial reporting.

In August 2018, the FASB issued ASU 2018‑ 13, “Fair Value Measurement (ASC 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement”. This update modifies the disclosure requirements for fair value measurements by removing, modifying or adding disclosures. ASU 2018‑13 is effective for fiscal years beginning after December 15, 2019 and early adoption is permitted. Certain disclosures in the update are applied retrospectively, while others are applied prospectively. The Company is currently evaluating the potential impact of adopting this guidance on its financial statements.

Recently Issued Accounting Pronouncements

 In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize all leases, including operating leases, unless the lease is a short-term lease or a land lease for mineral properties. ASU 2016-02 also requires additional disclosures regarding leasing arrangements. ASU 2016-02 is effective for interim periods and fiscal years beginning after December 15, 2018, and early application is permitted. Currently, the only affected leases the Company holds are for equipment, office space and storage space. The Company has gathered the necessary information for proper disclosure of the leases once the ASU is effective. The Company will continue to monitor any new leases to ensure that it has all the information necessary to manage the transition to the new standard and properly report the transactions. The Company does not anticipate the new standard will affect its net income materially but will result in additional fixed assets and the related lease liabilities.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash as reported within the consolidated balance sheet that sum to the total of the same such amounts shown in the statement of cash flows.

	As of March 31,
(thousands of dollars)	2019	2018
Cash and cash equivalents	$1,019	$1,637
Restricted cash - pledged deposits for performance bonds	3,750	3,668
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$4,769	$5,305

Funds deposited by the Company for collateralization of performance obligations are not available for the payment of general corporate obligations and are not included in cash equivalents.  Restricted cash consists of money market accounts. The bonds are collateralized performance bonds required for future restoration and reclamation obligations related to the Company’s South Texas production properties.

Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash as reported within the consolidated balance sheet that sum to the total of the same such amounts shown in the statement of cash flows.

	For the years ended December 31,
(thousands of dollars)	2018	2017
Cash and cash equivalents	$1,577	$4,054
Restricted cash - pledged deposits for performance bonds	3,732	3,668
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$5,309	$7,722

Funds deposited by the Company for collateralization of performance obligations are not available for the payment of general corporate obligations and are not included in cash equivalents. Restricted cash consists of pledged certificates of deposit and money market accounts. The bonds are collateralized performance bonds required for future restoration and reclamation obligations related to the Company’s south Texas uranium production properties.